Share Capital Issued - Summary of Share Issuances Occurred Since the Incorporation of the Company (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Par value	€ 3.48
Beginning balance	€ 45,619	€ 55,589
Ending balance	30,994	45,619
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	48,513	41,553
Capital increase as a result of the global offering	0	6,960
Ending balance	48,513	48,513
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	43,349	206,149
Capital increase as a result of the global offering	0	9,488
Absorption of accounting losses into Share premium		(172,287)
Ending balance	43,349	43,349
Number of shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	13,942,344	11,942,344
Capital increase as a result of the global offering	0	2,000,000
Ending balance	€ 13,942,344	€ 13,942,344
Class A shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jul. 24, 2007
Description	Company incorporation
# of shares	409,375
Par value	€ 0.15
Class A shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 31, 2007
Description	Contribution in kind (upfront fee Mayo License)
# of shares	261,732
Par value	€ 36.30
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Dec. 23, 2008
Description	Capital increase (Round B)
# of shares	137,150
Par value	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Dec. 23, 2008
Description	Contribution in kind (Loan B)
# of shares	67,502
Par value	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in cash
# of shares	21,000
Par value	€ 22.44
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in kind (Loan C)
# of shares	92,068
Par value	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in kind (Loan D)
# of shares	57,095
Par value	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in cash
# of shares	73,793
Par value	€ 35.36
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Exercise of warrants
# of shares	12,300
Par value	€ 22.44
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in kind (Mayo receivable)
# of shares	69,455
Par value	€ 44.20
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Oct. 28, 2010
Description	Contribution in cash
# of shares	9,048
Par value	€ 44.20
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in kind (Loan E)
# of shares	118,365
Par value	€ 38.39
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in kind (Loan F)
# of shares	56,936
Par value	€ 38.39
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in kind (Loan G)
# of shares	654,301
Par value	€ 4.52
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in kind (Loan H)
# of shares	75,755
Par value	€ 30.71
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 31, 2013
Description	Contribution in cash
# of shares	219,016
Par value	€ 31.96
Class B shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 04, 2013
Description	Conversion of warrants
# of shares	2,409,176
Par value	€ 0.01
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 11, 2013
Description	Conversion of Class A and Class B shares in ordinary shares
# of shares	4,744,067
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jul. 05, 2013
Description	Initial Public Offering
# of shares	1,381,500
Par value	€ 16.65
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jul. 15, 2013
Description	Exercise of over-allotment option
# of shares	207,225
Par value	€ 16.65
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jan. 31, 2014
Description	Exercise of warrants issued in September 2008
# of shares	5,966
Par value	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jan. 31, 2014
Description	Exercise of warrants issued in May 2010
# of shares	333
Par value	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jan. 31, 2014
Description	Exercise of warrants issued in January 2013
# of shares	120,000
Par value	€ 4.52
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Apr. 30, 2014
Description	Exercise of warrants issued in September 2008
# of shares	2,366
Par value	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 16, 2014
Description	Capital increase
# of shares	284,090
Par value	€ 44.00
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 30, 2014
Description	Capital increase
# of shares	284,090
Par value	€ 44.00
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 04, 2014
Description	Exercise of warrants issued in September 2008
# of shares	5,000
Par value	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 04, 2014
Description	Exercise of warrants issued in October 2010
# of shares	750
Par value	€ 35.36
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Nov. 03, 2014
Description	Exercise of warrants issued in September 2008
# of shares	5,000
Par value	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jan. 21, 2015
Description	Contribution in kind (Celdara Medical LLC)
# of shares	93,087
Par value	€ 37.08
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Feb. 07, 2015
Description	Exercise of warrant issued in May 2010
# of shares	333
Par value	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Mar. 03, 2015
Description	Capital increase
# of shares	713,380
Par value	€ 44.50
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	May 11, 2015
Description	Exercise of warrant issued in May 2010
# of shares	500
Par value	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Jun. 24, 2015
Description	Capital increase
# of shares	1,460,000
Par value	€ 60.25
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 04, 2015
Description	Exercise of warrant issued in May 2010
# of shares	666
Par value	€ 22.44
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 04, 2015
Description	Exercise of warrant issued in October 2010
# of shares	5,250
Par value	€ 35.36
Ordinary shares twenty [member]
Disclosure of classes of share capital [line items]
Transaction date	Feb. 01, 2017
Description	Exercise of warrant issued in May 2013
# of shares	207,250
Par value	€ 2.64
Ordinary shares twenty one [member]
Disclosure of classes of share capital [line items]
Transaction date	May 02, 2017
Description	Exercise of warrant issued in May 2013
# of shares	4,900
Par value	€ 2.64
Ordinary shares twenty two [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 01, 2017
Description	Exercise of warrant issued in May 2013
# of shares	7,950
Par value	€ 2.64
Ordinary shares twenty three [member]
Disclosure of classes of share capital [line items]
Transaction date	Aug. 23, 2017
Description	Contribution in kind (Celdara Medical LLC)
# of shares	328,275
Par value	€ 32.35
Ordinary shares twenty four [member]
Disclosure of classes of share capital [line items]
Transaction date	Nov. 09, 2017
Description	Exercise of warrant issued in May 2013
# of shares	5,000
Par value	€ 2.64
Ordinary shares twenty five [member]
Disclosure of classes of share capital [line items]
Transaction date	Nov. 09, 2017
Description	Exercise of warrant issued in October 2010
# of shares	866
Par value	€ 35.36
Ordinary shares twenty six [member]
Disclosure of classes of share capital [line items]
Transaction date	Feb. 07, 2018
Description	Exercise of warrant issued in May 2013
# of shares	4,500
Par value	€ 2.64
Ordinary shares twenty seven [member]
Disclosure of classes of share capital [line items]
Transaction date	May 22, 2018
Description	Capital increase
# of shares	2,070,000
Par value	€ 22.29
Ordinary shares twenty eight [member]
Disclosure of classes of share capital [line items]
Transaction date	Sep. 16, 2019
Description	Capital increase
# of shares	2,000,000
Par value	€ 9.08